Note Payable (Details Textual) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 15, 2013
Note Payable (Textual)
Note payable	$ 163,092	$ 181,892
Notes payable current	75,199	75,199	7,941
Notes payable, noncurrent	87,893	106,693
Monthly principal obligation	$ 6,267	$ 6,267
Monthly obligations				$ 7,941